ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Service concession arrangement [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years	2 years	2 years
Computer software [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4 years	4 years	4 years